Baron Partners Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (86.46%)
Communication Services (1.93%)
	Movies & Entertainment (1.93%)
225,000	Spotify Technology SA [1,2,6]	$36,152,863	$157,050,000

Consumer Discretionary (46.83%)
	Automobile Manufacturers (35.33%)
6,455,000	Tesla, Inc. [1,5,6]	95,897,631	2,870,667,600

	Casinos & Gaming (1.47%)
1,954,558	Red Rock Resorts, Inc., Cl A [6]	70,946,879	119,345,311

	Footwear (0.96%)
1,725,000	Birkenstock Holding PLC [1,2,6]	78,199,680	78,056,250

	Hotels, Resorts & Cruise Lines (6.08%)
225,000	Choice Hotels International, Inc. [6]	27,511,564	24,054,750
3,310,000	Hyatt Hotels Corp., Cl A [6]	114,517,357	469,788,300

		142,028,921	493,843,050

	Leisure Facilities (2.78%)
1,510,000	Vail Resorts, Inc. [6]	152,124,519	225,850,700

	Specialized Consumer Services (0.21%)
988,065	StubHub Holdings, Inc., Cl A [1,3]	50,000,041	16,639,015

Total Consumer Discretionary		589,197,671	3,804,401,926

Financials (17.04%)
	Financial Exchanges & Data (4.97%)
490,000	FactSet Research Systems, Inc. [6]	31,317,524	140,380,100
465,000	MSCI, Inc. [6]	210,724,904	263,845,650

		242,042,428	404,225,750

	Investment Banking & Brokerage (5.17%)
4,400,000	The Charles Schwab Corp. [6]	113,630,270	420,068,000
	Property & Casualty Insurance (6.90%)
6,175,000	Arch Capital Group Ltd. [1,2,6]	27,361,902	560,257,750

Total Financials		383,034,600	1,384,551,500

Health Care (4.88%)
	Health Care Equipment (4.88%)
620,000	IDEXX Laboratories, Inc. [1,6]	27,074,535	396,111,800

Shares		Cost	Value
Common Stocks (continued)
Industrials (0.86%)
	Aerospace & Defense (0.86%)
125,625	HEICO Corp. [6]	$9,632,520	$40,554,262
116,875	HEICO Corp., Cl A [6]	7,586,429	29,696,769

Total Industrials		17,218,949	70,251,031

Information Technology (6.77%)
	Application Software (2.79%)
476,412	Figma, Inc., Cl A [1,6]	15,721,596	24,711,491
880,000	Guidewire Software, Inc. [1,6]	71,023,556	202,276,800

		86,745,152	226,988,291

	IT Consulting & Other Services (3.98%)
1,230,000	Gartner, Inc. [1,6]	216,702,960	323,330,100

Total Information Technology		303,448,112	550,318,391

Real Estate (8.15%)
	Other Specialized REITs (1.02%)
1,775,000	Gaming and Leisure Properties, Inc. [6]	55,052,805	82,732,750

	Real Estate Services (7.13%)
6,865,000	CoStar Group, Inc. [1,6]	92,989,423	579,200,050

Total Real Estate		148,042,228	661,932,800

Total Common Stocks		1,504,168,958	7,024,617,448

Private Common Stocks (7.32%)
Communication Services (0.75%)
	Interactive Media & Services (0.75%)
1,665,754	X.AI Holdings Corp., Cl A [1,3,4,7]	60,000,000	60,899,966

Industrials (6.57%)
	Aerospace & Defense (6.57%)
2,216,310	Space Exploration Technologies Corp., Cl A [1,3,4,7]	29,920,185	469,857,720
302,210	Space Exploration Technologies Corp., Cl C [1,3,4,7]	4,079,835	64,068,520

Total Industrials		34,000,020	533,926,240

Total Private Common Stocks		94,000,020	594,826,206

Private Convertible Preferred Stocks (0.00%)
Unclassified (0.00%)
	Unclassified (0.00%)
21,213,656	Northvolt AB, Series E2 (Sweden) [1,2,3,7,8]	7,843,621	0

See Notes to Portfolios of Investments.

Baron Partners Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

SEPTEMBER 30, 2025

Shares		Cost	Value
Private Preferred Stocks (12.71%)
Industrials (12.71%)
	Aerospace & Defense (12.71%)
311,111	Space Exploration Technologies Corp., Cl A [1,3,4,7]	$41,999,985	$659,555,320
131,657	Space Exploration Technologies Corp., Cl I [1,3,4,7]	22,250,032	279,112,840
44,146	Space Exploration Technologies Corp., Series N [1,3,4,7]	11,919,420	93,589,520

Total Private Preferred Stocks		76,169,437	1,032,257,680

Total Investments (106.49%)		$1,682,182,036	8,651,701,334

Liabilities Less Cash and Other Assets (-6.49%)			(527,471,387)

Net Assets			$8,124,229,947

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2025, the market value of restricted securities amounted to $1,643,722,901 or 20.23% of net assets. See Note 3 regarding Restricted Securities.
[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]

All or a portion of this security is pledged with the custodian in connection with the Fund’s loans payable outstanding. At September 30, 2025, the total market value of pledged securities amounted to $1,177,814,442 or 14.50% of net assets.

[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.
[8]	The Adviser reclassified sector and sub-industry to Unclassified as a result of the company declaring bankruptcy and no longer having a principal business activity.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Focused Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (85.44%)
Communication Services (8.05%)
	Movies & Entertainment (8.05%)
265,000	Live Nation Entertainment, Inc. [1]	$35,488,718	$43,301,000
262,000	Spotify Technology SA 1,2	35,016,218	182,876,000

Total Communication Services		70,504,936	226,177,000

Consumer Discretionary (40.03%)
	Apparel, Accessories & Luxury Goods (2.02%)
8,493,569	Figs, Inc., Cl A 1	65,129,065	56,821,976

	Automobile Manufacturers (9.73%)
615,000	Tesla, Inc. [1]	8,168,271	273,502,800

	Casinos & Gaming (6.02%)
875,000	Las Vegas Sands Corp.	33,668,402	47,066,250
2,000,000	Red Rock Resorts, Inc., Cl A	84,374,710	122,120,000

		118,043,112	169,186,250

	Education Services (1.26%)
109,700	Duolingo, Inc. [1]	35,805,690	35,305,848

	Footwear (8.45%)
2,535,000	Birkenstock Holding PLC [1,2]	121,506,204	114,708,750
2,900,000	On Holding AG, Cl A 1,2	107,673,065	122,815,000

		229,179,269	237,523,750

	Homebuilding (1.40%)
285,000	Toll Brothers, Inc.	30,630,554	39,369,900

	Hotels, Resorts & Cruise Lines (7.25%)
214,000	Airbnb, Inc., Cl A 1	25,146,087	25,983,880
625,000	Choice Hotels International, Inc.	61,670,077	66,818,750
781,500	Hyatt Hotels Corp., Cl A	63,750,711	110,918,295

		150,566,875	203,720,925

	Leisure Facilities (3.90%)
733,842	Vail Resorts, Inc.	124,376,562	109,760,748

Total Consumer Discretionary		761,899,398	1,125,192,197

Financials (15.21%)
	Financial Exchanges & Data (5.88%)
125,000	FactSet Research Systems, Inc.	25,848,439	35,811,250
228,000	MSCI, Inc.	122,399,179	129,369,480

		148,247,618	165,180,730

	Investment Banking & Brokerage (6.43%)
2,160,000	Interactive Brokers Group, Inc., Cl A	47,496,721	148,629,600
490,000	Jefferies Financial Group, Inc.	19,400,226	32,055,800

		66,896,947	180,685,400

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Property & Casualty Insurance (2.90%)
900,000	Arch Capital Group Ltd. [1,2]	$25,104,585	$81,657,000

Total Financials		240,249,150	427,523,130

Health Care (5.42%)
	Health Care Equipment (5.42%)
238,500	IDEXX Laboratories, Inc. [1]	101,512,967	152,375,265

Industrials (2.07%)
	Research & Consulting Services (2.07%)
232,000	Verisk Analytics, Inc.	49,232,694	58,350,320

Information Technology (9.82%)
	Application Software (6.25%)
169,502	Figma, Inc., Cl A 1	5,593,566	8,792,069
556,300	Guidewire Software, Inc. [1]	53,334,636	127,871,118
1,050,000	Samsara, Inc., Cl A 1	39,461,663	39,112,500

		98,389,865	175,775,687

	Internet Services & Infrastructure (3.57%)
675,000	Shopify, Inc., Cl A 1,2	34,732,649	100,311,750

Total Information Technology		133,122,514	276,087,437

Real Estate (4.84%)
	Office REITs (0.83%)
1,500,000	Douglas Emmett, Inc.	20,868,019	23,355,000

	Real Estate Services (4.01%)
1,336,700	CoStar Group, Inc. [1]	68,841,484	112,777,379

Total Real Estate		89,709,503	136,132,379

Total Common Stocks		1,446,231,162	2,401,837,728

Private Common Stocks (7.60%)
Industrials (7.60%)
	Aerospace & Defense (7.60%)
710,774	Space Exploration Technologies Corp., Cl A 1,3,4,5	43,606,093	150,684,088
297,815	Space Exploration Technologies Corp., Cl C 1,3,4,5	39,593,560	63,136,780

Total Private Common Stocks		83,199,653	213,820,868

Private Preferred Stocks (6.33%)
Communication Services (2.17%)
	Interactive Media & Services (2.17%)
1,670,843	X.AI Holdings Corp., Cl B 1,3,4,5	19,999,991	61,086,020

Health Care (0.18%)
	Health Care Equipment (0.18%)
99,010	Neuralink Corp., Series E 1,3,4,5	5,000,005	5,000,005

See Notes to Portfolios of Investments.

Baron Focused Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

SEPTEMBER 30, 2025

Shares		Cost	Value
Private Preferred Stocks (continued)
Industrials (3.98%)
	Aerospace & Defense (3.98%)
29,630	Space Exploration Technologies Corp., Cl A 1,3,4,5	$4,000,050	$62,815,600
1,479	Space Exploration Technologies Corp., Cl I 1,3,4,5	249,951	3,135,480
12,346	Space Exploration Technologies Corp., Series K 1,3,4,5	10,000,260	26,173,520
9,259	Space Exploration Technologies Corp., Series N 1,3,4,5	2,499,930	19,629,080

Total Industrials		16,750,191	111,753,680

Total Private Preferred Stocks		41,750,187	177,839,705

Total Investments (99.37%)		$1,571,181,002	2,793,498,301

Cash and Other Assets Less Liabilities (0.63%)			17,571,333

Net Assets			$2,811,069,634

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2025, the market value of restricted securities amounted to $391,660,573 or 13.93% of net assets. See Note 3 regarding Restricted Securities.
[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/ classifications are not supported by S&P or MSCI (unaudited).

[5]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron International Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (98.49%)
Australia (3.11%)
781,639	Lynas Rare Earths Ltd. [1,3]	$3,422,208	$8,684,092
44,709	WiseTech Global Ltd. [3]	3,243,489	2,672,853

Total Australia		6,665,697	11,356,945

Brazil (1.33%)
91,932	Afya Ltd., Cl A	1,202,000	1,434,139
209,028	Localiza Rent a Car SA	2,090,615	1,549,374
99,987	XP, Inc., Cl A	1,743,684	1,878,756

Total Brazil		5,036,299	4,862,269

Canada (5.07%)
21,466	Agnico Eagle Mines Ltd.	1,008,178	3,618,309
2,390	Constellation Software, Inc.	53,722	6,488,016
566,261	Lundin Mining Corp.	5,896,459	8,446,920

Total Canada		6,958,356	18,553,245

Chile (0.28%)
24,208	Sociedad Quimica y Minera de Chile SA, ADR [1]	1,064,957	1,040,460

China (11.04%)
25,562	Alibaba Group Holding Limited, ADR	2,274,176	4,568,696
129,050	BYD Co. Ltd., Cl H 3	1,978,375	1,824,080
93,829	Contemporary Amperex Technology Co. Ltd., Cl A 3	2,952,794	5,321,364
375,415	Full Truck Alliance Co. Ltd., ADR	2,520,394	4,869,133
43,749	GDS Holdings Ltd., ADR [1]	1,741,120	1,693,086
1,585,135	Kingdee International Software Group Co. Ltd. [1,3]	1,300,556	3,554,626
186,537	Kuaishou Technology, 144A 1,3	1,851,116	2,017,557
102,453	Pony AI, Inc., ADR [1]	1,373,916	2,304,168
36,130	Tencent Holdings Limited [3]	360,921	3,078,623
30,858	Tencent Holdings Limited, ADR	1,262,955	2,627,559
100,055	Tencent Music Entertainment Group, ADR	917,082	2,335,284
96,846	Zai Lab Limited, ADR [1]	2,173,913	3,282,111
413,990	Zhejiang Shuanghuan Driveline Co. Ltd., Cl A 3	1,970,529	2,906,628

Total China		22,677,847	40,382,915

Denmark (0.33%)
21,441	Novo Nordisk AS, ADR	2,108,773	1,189,761

France (10.44%)
24,853	Airbus SE 3	4,221,364	5,803,819
100,573	BNP Paribas S.A. [3]	4,235,701	9,198,689
9,368	EssilorLuxottica SA 3	2,788,089	3,051,661
69,868	Eurofins Scientific SE 3	915,045	5,095,223
2,575	LVMH Moët Hennessy Louis Vuitton SE 3	575,757	1,584,607
18,941	Pernod Ricard SA 3	2,063,214	1,864,754
67,156	TotalEnergies SE 3	4,000,850	4,090,379
293,272	Waga Energy SA 1,3	7,480,413	7,472,478

Total France		26,280,433	38,161,610

Germany (3.05%)
216,214	Deutsche Bank AG	5,088,058	7,656,138
40,028	Symrise AG 3	2,570,857	3,481,245

Total Germany		7,658,915	11,137,383

Shares		Cost	Value
Common Stocks (continued)
Greece (0.89%)
384,597	Piraeus Financial Holdings SA 3	$2,188,473	$3,266,852

India (8.39%)
241,533	Bharti Airtel Ltd. PP 3	1,239,337	3,829,466
100,386	Centum Electronics Ltd. [3]	2,798,315	3,022,329
694,955	Eternal Ltd. [1,3]	2,173,624	2,551,273
144,184	Godrej Consumer Products Ltd. [3]	1,787,602	1,894,547
46,479	Godrej Properties Ltd. [1,3]	655,434	1,031,427
48,599	InterGlobe Aviation Ltd., 144A 3	2,170,907	3,055,256
409,321	Jio Financial Services Ltd. [3]	940,358	1,349,557
1,032,944	JM Financial Limited [3]	1,029,913	1,858,339
41,599	Kaynes Technology India Ltd. [1,3]	1,505,598	3,308,558
195,730	Max Healthcare Institute Ltd.	1,569,428	2,457,296
212,450	Nippon Life India Asset Management Ltd., 144A 3	680,488	2,079,314
156,999	Reliance Industries Limited [3]	1,333,972	2,411,474
34,657	Trent Ltd. [3]	709,935	1,824,466

Total India		18,594,911	30,673,302

Ireland (2.04%)
450,335	Bank of Ireland Group PLC [3]	3,383,558	7,456,342

Israel (3.32%)
8,658	CyberArk Software Ltd. [1]	1,511,981	4,183,113
91,649	Oddity Tech Ltd., Cl A 1	2,960,442	5,709,733
12,664	Wix.com Ltd. [1]	564,644	2,249,506

Total Israel		5,037,067	12,142,352

Italy (0.87%)
123,454	Stevanato Group SpA	2,602,250	3,178,940

Japan (11.93%)
257,742	Ajinomoto Co., Inc. [3]	4,822,974	7,389,259
354,169	Japan Exchange Group, Inc. [3]	3,591,741	3,954,995
12,488	Keyence Corporation [3]	3,522,986	4,652,537
451,826	Mitsubishi UFJ Financial Group, Inc., ADR	4,403,131	7,202,106
775,315	Nomura Holdings, Inc. [3]	5,623,756	5,682,026
27,800	Recruit Holdings Co, Ltd. [3]	421,608	1,494,635
163,200	SMS Co. Ltd. [3]	3,063,711	1,719,929
236,473	Sumitomo Mitsui Financial Group, Inc. [3]	3,497,215	6,652,661
27,459	Tokyo Electron Limited [3]	3,200,212	4,867,574

Total Japan		32,147,334	43,615,722

Korea, Republic of (5.46%)
88,076	Coupang, Inc. [1]	1,022,449	2,836,047
11,540	HD Hyundai Heavy Industries Co. Ltd. [3]	1,058,569	4,238,677
24,761	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. [3]	1,647,034	7,255,453
31,106	ISC Co. Ltd. [3]	1,282,093	1,728,273
12,675	Park Systems Corp. [3]	1,663,012	2,337,915
6,255	SK Hynix, Inc. [3]	827,351	1,550,601

Total Korea, Republic of		7,500,508	19,946,966

See Notes to Portfolios of Investments.

Baron International Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (continued)
Netherlands (7.35%)
177,363	AMG Critical Materials NV 3	$4,101,916	$5,996,522
13,939	argenx SE, ADR [1]	390,710	10,280,849
14,917	DSM-Firmenich AG 3	1,533,723	1,272,693
44,855	Prosus NV 3	1,573,846	3,171,923
212,781	Universal Music Group NV 3	4,718,259	6,148,830

Total Netherlands		12,318,454	26,870,817

Peru (1.54%)
21,220	Credicorp, Ltd.	3,216,783	5,650,462

Poland (1.01%)
300,538	InPost SA 1,3	2,185,043	3,700,118

Russia (0.00%)^
487,800	Sberbank of Russia PJSC [1,2,4]	1,650,983	341

Spain (3.43%)
997,092	eDreams ODIGEO SA 1,3	6,901,668	9,578,686
53,615	Industria de Diseno Textil, S.A. [3]	1,507,153	2,967,260

Total Spain		8,408,821	12,545,946

Sweden (1.48%)
255,392	Epiroc AB, Cl A 3	4,155,677	5,406,667

Switzerland (1.92%)
9,759	Compagnie Financiere Richemont SA, Cl A 3	1,377,706	1,873,399
29,116	Nestle S.A. [3]	2,564,309	2,673,875
58,088	On Holding AG, Cl A 1	2,936,891	2,460,027

Total Switzerland		6,878,906	7,007,301

Taiwan (4.24%)
20,915	eMemory Technology, Inc. [3]	1,581,126	1,391,558
324,960	Taiwan Semiconductor Manufacturing Co., Ltd. [3]	6,703,378	14,115,552

Total Taiwan		8,284,504	15,507,110

United Kingdom (6.72%)
78,008	AstraZeneca PLC, ADR	2,781,147	5,984,774
161,996	BAE Systems PLC [3]	2,808,494	4,509,388
138,415	Experian plc [3]	2,631,939	6,952,191
14,875	Linde Public Limited Company [3]	2,133,737	7,117,727

Total United Kingdom		10,355,317	24,564,080

United States (3.25%)
41,423	Agilent Technologies, Inc.	1,587,774	5,316,642
72,574	Arch Capital Group Ltd. [1]	992,725	6,584,639

Total United States		2,580,499	11,901,281

Total Common Stocks		209,940,365	360,119,187

Shares		Cost	Value
Warrants (0.00%)
Canada (0.00%)
5,029	Constellation Software, Inc. Exp. 3/31/2040 [1,2,4]	$0	$0

Total Investments (98.49%)		$209,940,365	360,119,187

Cash and Other Assets Less Liabilities (1.51%)			5,514,102

Net Assets			$365,633,289

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At September 30, 2025, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $341 or 0.00% of net assets. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the market value of Rule 144A securities amounted to $7,152,127 or 1.96% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2025	Percentage of Net Assets
Financials	19.3%
Information Technology	16.4%
Industrials	15.3%
Health Care	10.9%
Materials	10.8%
Consumer Discretionary	10.8%
Communication Services	5.5%
Consumer Staples	5.3%
Energy	3.8%
Real Estate	0.3%
Cash and Cash Equivalents*	1.5%

100.0%**

*	Includes other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Real Estate Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (98.16%)
Consumer Discretionary (25.94%)
	Casinos & Gaming (6.20%)
316,200	Las Vegas Sands Corp.	$11,094,485	$17,008,398
540,949	Red Rock Resorts, Inc., Cl A	8,370,736	33,030,346
751,478	Wynn Resorts Ltd.	60,995,354	96,392,083

		80,460,575	146,430,827

	Home Improvement Retail (3.26%)
230,050	Floor & Decor Holdings, Inc., Cl A [1]	19,344,016	16,954,685
238,750	Lowe’s Companies, Inc.	48,942,712	60,000,263

		68,286,728	76,954,948

	Homebuilding (9.57%)
196,600	D.R. Horton, Inc.	11,356,591	33,317,802
83,687	Installed Building Products, Inc.	11,413,997	20,642,235
909,100	Taylor Morrison Home Corp. [1]	55,802,460	60,009,691
809,800	Toll Brothers, Inc.	66,295,985	111,865,772

		144,869,033	225,835,500

	Hotels, Resorts & Cruise Lines (6.91%)
358,816	Airbnb, Inc., Cl A [1]	40,645,334	43,567,439
218,900	Hilton Worldwide Holdings, Inc.	34,287,301	56,791,416
442,500	Hyatt Hotels Corp., Cl A	53,482,747	62,804,025

		128,415,382	163,162,880

Total Consumer Discretionary		422,031,718	612,384,155

Financials (11.90%)
	Asset Management & Custody Banks (10.92%)
468,900	Blackstone, Inc.	46,953,665	80,111,565
881,160	Brookfield Asset Management Ltd., Cl A [2]	33,124,546	50,173,250
1,860,700	Brookfield Corp., Cl A [2]	77,277,197	127,606,806

		157,355,408	257,891,621

	Mortgage REITs (0.98%)
1,253,050	Blackstone Mortgage Trust, Inc., Cl A	24,149,651	23,068,651

Total Financials		181,505,059	280,960,272

Industrials (7.38%)
	Building Products (4.09%)
325,450	AAON, Inc.	25,201,325	30,410,048
290,000	Advanced Drainage Systems, Inc.	33,790,661	40,223,000
56,300	Builders FirstSource, Inc. [1]	6,563,260	6,826,375
368,700	Trex Co., Inc. [1]	24,499,355	19,050,729

		90,054,601	96,510,152

	Construction & Engineering (0.18%)
140,209	Legence Corp., Cl A [1]	4,161,485	4,319,839

	Trading Companies & Distributors (3.11%)
569,535	SiteOne Landscape Supply, Inc. [1]	68,314,090	73,356,108

Total Industrials		162,530,176	174,186,099

Information Technology (2.75%)
	Internet Services & Infrastructure (2.75%)
1,677,575	GDS Holdings Ltd., ADR [1,2]	19,866,104	64,922,152

Shares		Cost	Value
Common Stocks (continued)
Materials (9.13%)

	Construction Materials (6.52%)
741,400	CRH PLC [2]	$73,124,460	$88,893,860
211,095	Vulcan Materials Co.	45,884,282	64,937,044

		119,008,742	153,830,904

	Forest Products (2.61%)
692,652	Louisiana-Pacific Corp.	62,008,866	61,535,204

Total Materials		181,017,608	215,366,108

Real Estate (41.06%)
	Data Center REITs (4.76%)
208,351	Digital Realty Trust, Inc.	27,509,183	36,019,721
97,465	Equinix, Inc.	61,808,031	76,338,486

		89,317,214	112,358,207

	Health Care REITs (5.33%)
706,863	Welltower, Inc.	65,982,129	125,920,575
	Industrial REITs (3.29%)
499,650	Goodman Group, (Australia) [2,3]	11,286,610	10,827,917
582,700	Prologis, Inc.	63,550,387	66,730,804

		74,836,997	77,558,721
	Multi-Family Residential REITs (1.13%)
413,352	Equity Residential	24,613,278	26,756,275

	Office REITs (3.46%)
452,700	BXP, Inc.	32,477,525	33,653,718
1,183,015	Vornado Realty Trust	40,415,620	47,947,598

		72,893,145	81,601,316

	Other Specialized REITs (1.20%)
278,837	Iron Mountain, Inc.	27,144,867	28,424,644

	Real Estate Services (14.85%)
799,898	CBRE Group, Inc., Cl A [1]	73,203,043	126,031,929
855,963	CoStar Group, Inc. [1]	57,334,504	72,217,598
510,242	Jones Lang LaSalle, Inc. [1]	104,827,910	152,194,984

		235,365,457	350,444,511

	Retail REITs (2.85%)
2,164,014	The Macerich Co.	36,187,909	39,385,055
148,150	Simon Property Group, Inc.	23,879,080	27,803,310

		60,066,989	67,188,365

	Single-Family Residential REITs (1.02%)
724,543	American Homes 4 Rent, Cl A	26,533,487	24,091,055

	Telecom Tower REITs (3.17%)
389,585	American Tower Corp.	75,105,710	74,924,987

Total Real Estate		751,859,273	969,268,656

Total Investments (98.16%)		$1,718,809,938	2,317,087,442

Cash and Other Assets Less Liabilities (1.84%)			43,431,573

Net Assets			$2,360,519,015

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (99.55%)
Argentina (0.91%)
14,507	MercadoLibre, Inc. [1]	$28,270,285	$33,901,989

Brazil (4.40%)
952,514	Afya Ltd., Cl A	19,259,274	14,859,218
4,310,377	Banco BTG Pactual SA	29,919,347	39,084,747
8,950,457	GPS Participacoes e Empreendimentos SA, 144A	24,033,608	31,784,234
1,037,623	Inter & Co., Inc., BDR	4,161,533	9,646,594
5,195,663	Localiza Rent a Car SA	32,267,898	38,511,702
1,578,482	XP, Inc., Cl A	21,056,662	29,659,677

Total Brazil		130,698,322	163,546,172

Chile (0.60%)
518,152	Sociedad Quimica y Minera de Chile SA, ADR [1]	22,996,786	22,270,173

China (32.25%)
879,609	Alibaba Group Holding Limited, ADR	79,819,294	157,212,517
2,652,361	BYD Co. Ltd., Cl H 3	37,926,973	37,490,269
12,977,896	China Mengniu Dairy Co. Ltd. [3]	22,367,595	24,957,095
2,163,742	Contemporary Amperex Technology Co. Ltd., Cl A 3	62,588,266	122,713,230
5,335,017	Full Truck Alliance Co. Ltd., ADR	37,089,674	69,195,170
3,577,035	Fuyao Glass Industry Group Co. Ltd., Cl A 3	25,045,843	36,927,438
848,611	GDS Holdings Ltd., ADR [1]	32,566,588	32,841,246
3,724,515	Jiangsu Hengli Hydraulic Co. Ltd., Cl A 3	30,482,206	50,269,923
1,580,005	KE Holdings, Inc., ADR	34,351,597	30,020,095
32,835,550	Kingdee International Software Group Co. Ltd. [1,3]	21,795,098	73,632,911
3,338,535	Kuaishou Technology, 144A 1,3	32,907,253	36,109,116
2,008,317	Pony AI, Inc., ADR [1]	27,125,241	45,167,049
7,598,341	SF Holding Co. Ltd., Cl H 3	34,288,306	36,252,650
2,052,564	Tencent Holdings Limited [3]	39,576,574	174,898,145
383,748	Tencent Holdings Limited, ADR	16,096,505	32,676,142
1,561,407	Tencent Music Entertainment Group, ADR	14,806,294	36,443,239
3,049,502	Wuxi Biologics Cayman, Inc., 144A 1,3	7,771,138	16,102,938
835,482	XPeng, Inc., ADR [1]	15,996,965	19,566,988
746,871	XPeng, Inc., Cl A 1,3	5,360,875	8,775,626
1,146,339	Zai Lab Limited, ADR[1]	22,463,966	38,849,429
11,001,732	Zhejiang Sanhua Intelligent Controls Co. Ltd., Cl H 1,3	36,195,949	61,839,819
8,036,487	Zhejiang Shuanghuan Driveline Co. Ltd., Cl A 3	36,667,867	56,424,253

Total China		673,290,067	1,198,365,288

Greece (0.91%)
3,992,602	Piraeus Financial Holdings SA 3	22,367,495	33,914,050

India (24.07%)
7,137,963	Bajaj Finance Limited [3]	36,657,781	80,312,651
3,260,221	Bharat Electronics Ltd. [3]	15,325,726	14,839,997
3,110,628	Bharti Airtel Ltd. [3]	21,729,044	65,788,185
751,737	Bharti Airtel Ltd. PP 3	1,528,050	11,918,666
1,094,620	Cholamandalam Investment & Finance Co. Ltd. [3]	16,752,625	19,835,135

Shares		Cost	Value
Common Stocks (continued)
India (continued)
612,172	Cummins India Ltd. [3]	$23,752,509	$27,090,241
5,733,040	DCW Ltd. [3]	6,391,582	4,388,407
10,704,047	Eternal Ltd. [1,3]	33,066,267	39,295,988
2,418,193	Godrej Consumer Products Ltd. [3]	27,824,077	31,774,546
746,176	Godrej Properties Ltd. [1,3]	13,412,697	16,558,581
2,014,590	HDFC Bank Ltd. [3]	15,349,180	21,589,750
761,062	InterGlobe Aviation Ltd., 144A 3	30,913,855	47,845,415
6,052,752	Jio Financial Services Ltd. [3]	13,922,327	19,956,299
21,911,789	JM Financial Limited [3]	23,532,839	39,420,850
605,252	Kaynes Technology India Ltd. [1,3]	22,561,462	48,138,451
1,313,203	Kotak Mahindra Bank Ltd. [3]	30,461,831	29,443,688
656,381	Mahindra & Mahindra Ltd. [3]	15,271,886	25,332,767
3,868,757	Max Healthcare Institute Ltd.	36,972,454	48,570,381
3,728,636	Nippon Life India Asset Management Ltd., 144A 3	11,943,012	36,493,315
232,464	Nuvama Wealth Management Ltd. [3]	7,880,323	16,499,041
9,920,060	Power Grid Corp. of India Ltd. [3]	37,295,073	31,297,179
2,442,914	Reliance Industries Limited [3]	19,685,988	37,522,677
1,924,820	SBI Life Insurance Company Limited, 144A 3	20,359,114	38,839,058
485,709	SRF Ltd. [3]	15,155,201	15,442,097
14,687,512	Swiggy Ltd. [1,3]	70,415,153	69,913,261
766,450	Tata Communications Ltd. [3]	3,532,402	13,931,692
751,730	Tata Consumer Products Ltd. [3]	2,609,298	9,564,499
627,123	Trent Ltd. [3]	13,003,639	33,013,952

Total India		587,305,395	894,616,769

Korea, Republic of (14.35%)
1,817,888	Coupang, Inc.[1]	21,196,760	58,535,994
539,123	Doosan Enerbility Co. Ltd. [1,3]	10,412,559	24,091,775
608,730	Hanwha Systems Co. Ltd. [3]	9,815,558	25,875,554
165,888	HD Hyundai Heavy Industries Co. Ltd. [3]	8,692,821	60,931,167
374,792	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. [3]	29,231,859	109,821,318
489,062	HPSP Co. Ltd. [3]	10,952,243	11,774,317
222,901	Hyundai Glovis Co. Ltd. [3]	21,511,028	26,295,755
562,652	ISC Co. Ltd. [3]	21,254,977	31,261,367
437,999	Korea Aerospace Industries Ltd. [3]	14,601,679	33,819,560
95,514	Park Systems Corp. [3]	12,227,378	17,617,643
30,218	Samsung Biologics Co. Ltd., 144A 1,3	23,243,816	21,534,788
1,055,714	Samsung Electronics Co., Ltd. [3]	24,376,465	63,290,375
194,697	SK Hynix, Inc. [3]	21,237,785	48,264,970

Total Korea, Republic of		228,754,928	533,114,583

Mexico (1.72%)
7,338,111	Grupo Mexico S.A.B. de C.V., Series B	19,706,568	63,854,608

Peru (1.77%)
247,033	Credicorp, Ltd.	29,836,142	65,779,947

Philippines (0.84%)
13,695,600	BDO Unibank, Inc.	22,938,899	31,273,973

Poland (1.19%)
768,732	Dino Polska SA, 144A 1,3	6,293,440	9,266,011
2,834,399	InPost SA 1,3	24,188,921	34,896,120

Total Poland		30,482,361	44,162,131

See Notes to Portfolios of Investments.

Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (continued)
Russia (0.00%)^
17,949,100	Sberbank of Russia PJSC [1,2,4]	$64,430,586	$12,536

South Africa (1.20%)
141,674	Gold Fields Ltd. [3]	1,188,932	5,932,648
333,278	Gold Fields Ltd., ADR	2,669,697	13,984,345
67,849	Naspers Ltd., Cl N 3	9,531,099	24,654,397

Total South Africa		13,389,728	44,571,390

Spain (0.40%)
2,176,630	Codere Online Luxembourg, S.A. Private Shares [1]	18,185,897	15,018,747

Taiwan (14.70%)
140,884	ASPEED Technology, Inc. [3]	16,486,927	23,432,168
1,246,557	Chroma ATE, Inc. [3]	12,239,638	23,789,263
2,556,413	Delta Electronics, Inc. [3]	8,929,911	72,014,388
3,243,260	E Ink Holdings, Inc. [3]	26,398,230	25,767,286
283,393	eMemory Technology, Inc. [3]	21,939,028	18,855,253
8,491,268	Taiwan Semiconductor Manufacturing Co., Ltd. [3]	159,781,913	368,842,123
48,740	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	850,425	13,612,595

Total Taiwan		246,626,072	546,313,076

United Arab Emirates (0.24%)
29,375,185	Talabat Holding PLC [3]	12,795,986	8,967,267

Total Common Stocks		2,152,075,517	3,699,682,699

Private Common Stocks (1.17%)
India (1.17%)
13,643,347	Pine Labs Limited [1,2,4]	39,999,997	43,271,076

Private Convertible Preferred Stocks (0.00%)^
India (0.00%)^
15,334	Think & Learn Private Limited, Series F 1,2,4	49,776,072	70,906

Shares		Cost	Value
Warrants (0.00%)^
Spain (0.00%)^
13,259	Codere Online Luxembourg S.A. Private Shares Exp. 11/30/2026 exercise price USD 11.50 [1]	$0	$12,066

Total Investments (100.72%)		2,241,851,586	3,743,036,747

Liabilities Less Cash and Other Assets (-0.72%)			(26,693,272)

Net Assets			$3,716,343,475

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At September 30, 2025, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $43,354,518 or 1.17% of net assets. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the market value of Rule 144A securities amounted to $237,974,875 or 6.40% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2025	Percentage of Net Assets
Information Technology	24.7%
Industrials	22.0%
Consumer Discretionary	17.2%
Financials	14.9%
Communication Services	10.0%
Materials	3.4%
Health Care	3.4%
Consumer Staples	2.0%
Real Estate	1.3%
Energy	1.0%
Utilities	0.8%
Cash and Cash Equivalents*	(0.7)%

100.0% **

*	Includes other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Global Opportunity Fund^

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (88.26%)
Argentina (8.02%)
22,871	MercadoLibre, Inc. [1]	$11,646,784	$53,448,155

Brazil (3.79%)
416,760	Afya Ltd., Cl A	7,447,704	6,501,456
1,169,282	NU Holdings Ltd., Cl A 1	14,137,157	18,720,205

Total Brazil		21,584,861	25,221,661

Canada (5.75%)
257,699	Shopify, Inc., Cl A 1	9,758,407	38,296,648

China (3.20%)
376,511	GDS Holdings Ltd., ADR [1]	4,277,225	14,570,976
51,155	PDD Holdings, Inc., ADR [1]	7,069,327	6,761,156

Total China		11,346,552	21,332,132

India (7.07%)
2,031,490	Bajaj Finance Limited [3]	11,299,075	22,857,270
6,607,712	Eternal Ltd. [1,3]	10,977,766	24,257,794

Total India		22,276,841	47,115,064

Israel (3.27%)
276,080	Fiverr International Ltd. [1]	6,081,197	6,739,113
84,698	Wix.com Ltd. [1]	8,219,775	15,044,905

Total Israel		14,300,972	21,784,018

Korea, Republic of (5.38%)
1,112,089	Coupang, Inc. [1]	17,833,026	35,809,266

Netherlands (9.00%)
8,934	Adyen N.V., 144A 1,3	6,863,044	14,375,514
32,477	argenx SE, ADR [1]	1,592,288	23,953,736
22,216	ASML Holding N.V. [3]	4,079,640	21,664,753

Total Netherlands		12,534,972	59,994,003

Poland (1.48%)
802,024	InPost SA 1,3	9,445,913	9,874,236

Spain (1.25%)
827,902	Codere Online Luxembourg S.A. [1]	7,576,156	5,712,524
375,992	Codere Online Luxembourg, S.A. Private Shares [1]	2,714,710	2,594,345

Total Spain		10,290,866	8,306,869

Taiwan (3.95%)
94,165	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	19,322,356	26,299,343

United Kingdom (0.16%)
118,800	Endava plc, ADR [1]	3,504,131	1,081,080

United States (35.94%)
34,207	Bill Holdings, Inc. [1]	1,296,120	1,811,945
174,531	Block, Inc. [1]	13,587,006	12,613,355
131,822	Cloudflare, Inc., Cl A 1	2,718,724	28,287,683
16,812	Crowdstrike Holdings, Inc., Cl A 1	832,836	8,244,269
155,204	Datadog, Inc., Cl A 1	5,969,200	22,101,050
40,494	Figma, Inc., Cl A 1	1,336,302	2,100,424
154	GRAIL, Inc. [1]	7,341	9,106
143,738	HeartFlow, Inc. [1]	3,508,686	4,838,221
92,028	Illumina, Inc. [1]	9,839,166	8,739,899
1,423,030	indie Semiconductor, Inc., Cl A 1	8,017,750	5,791,732
142,616	Loar Holdings, Inc. [1]	11,241,736	11,409,280
240,908	Netskope, Inc., Cl A 1	5,279,907	5,475,839
356,883	NVIDIA Corp.	6,728,358	66,587,230
151,177	SailPoint, Inc. [1]	3,415,499	3,337,988

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
30,984	ServiceTitan, Inc., Cl A 1	$2,377,019	$3,124,117
95,516	Snowflake, Inc., Cl A 1	11,461,920	21,543,634
27,899	Tesla, Inc. [1]	6,610,652	12,407,243
74,811	Viking Therapeutics, Inc. [1]	4,953,838	1,966,033
63,729	Zscaler, Inc. [1]	2,792,273	19,097,032

Total United States		101,974,333	239,486,080

Total Common Stocks		265,820,014	588,048,555

Private Common Stocks (10.50%)
United States (10.50%)
299,761	Farmers Business Network, Inc. [1,2,4]	12,250,007	557,555
252,130	Space Exploration Technologies Corp., Cl A 1,2,4	11,571,518	53,451,560
75,250	Space Exploration Technologies Corp., Cl C 1,2,4	3,428,124	15,953,000

Total Private Common Stocks		27,249,649	69,962,115

Private Convertible Preferred Stocks (0.01%)
India (0.01%)
9,201	Think & Learn Private Limited, Series F 1,2,4	29,867,591	42,547

Private Preferred Stocks (0.07%)
United States (0.07%)
461,004	GM Cruise Holdings LLC, Cl G 1,2,4	12,147,455	461,004

Warrants (0.07%)
Israel (0.00%)
228,748	Taboola.com Ltd., Exp. 12/31/2027 exercise price USD 11.50 [1]	417,099	19,443

Spain (0.07%)
502,360	Codere Online Luxembourg S.A. Private Shares, Exp. 11/30/2026 exercise price USD 11.50 [1]	845,632	457,148

Total Warrants		1,262,731	476,591

Total Investments (98.91%)		$336,347,440	658,990,812

Cash and Other Assets Less Liabilities (1.09%)			7,276,110

Net Assets			$666,266,922

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At September 30, 2025, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $70,465,666 or 10.58% of net assets. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the market value of Rule 144A securities amounted to $14,375,514 or 2.16% of net assets.

^

As stated within the Supplement to the Prospectus and Statement of Additional Information dated April 30, 2025, effective October 1, 2025, Baron Global Advantage Fund has changed its name to Baron Global Opportunity Fund. For additional information please refer to the Supplement.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Global Opportunity Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

SEPTEMBER 30, 2025

Summary of Investments by Sector as of September 30, 2025	Percentage of Net Assets
Information Technology	45.7%
Consumer Discretionary	22.2%
Industrials	14.7%
Financials	10.3%
Health Care	5.9%
Unclassified	0.1%
Communication Services	0.0%†
Cash and Cash Equivalents*	1.1%

100.0%**

†	Rounds to less than 0.1%.
*	Includes other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Real Estate Income Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (96.92%)
Consumer Discretionary (6.48%)
	Casinos & Gaming (3.05%)
14,499	Las Vegas Sands Corp.	$525,425	$779,901
56,233	Wynn Resorts Ltd.	4,376,967	7,213,007

		4,902,392	7,992,908

	Homebuilding (1.70%)
32,315	Toll Brothers, Inc.	3,312,197	4,463,994

	Leisure Facilities (1.73%)
30,373	Vail Resorts, Inc.	4,485,984	4,542,890

Total Consumer Discretionary		12,700,573	16,999,792

Financials (8.56%)
	Asset Management & Custody Banks (6.58%)
29,907	Blackstone, Inc.	4,214,172	5,109,611
135,800	Brookfield Corp., Cl A [2]	6,463,870	9,313,164
50,239	Brookfield Asset Management Ltd., Cl A [2]	1,629,003	2,860,609

		12,307,045	17,283,384
	Mortgage REITs (1.98%)
281,971	Blackstone Mortgage Trust, Inc., Cl A	5,464,021	5,191,086

Total Financials		17,771,066	22,474,470

Information Technology (2.71%)
	Internet Services & Infrastructure (2.71%)
183,742	GDS Holdings Ltd., ADR [1,2]	3,207,844	7,110,815

Materials (2.72%)
	Construction Materials (2.72%)
59,530	CRH PLC [2]	5,986,209	7,137,647

Real Estate (76.45%)
	Data Center REITs (7.29%)
38,259	Digital Realty Trust, Inc.	5,662,231	6,614,216
15,970	Equinix, Inc.	12,305,031	12,508,343

		17,967,262	19,122,559

	Health Care REITs (13.96%)
131,675	American Healthcare REIT, Inc.	3,719,697	5,531,667
113,625	Ventas, Inc.	6,080,402	7,952,614
129,919	Welltower, Inc.	11,905,190	23,143,770

		21,705,289	36,628,051

	Hotel & Resort REITs (1.97%)
303,455	Host Hotels & Resorts, Inc.	4,351,652	5,164,804

	Industrial REITs (14.44%)
56,445	EastGroup Properties, Inc.	9,452,304	9,553,881
135,675	Goodman Group, (Australia) [2,3]	2,987,937	2,940,213
199,842	Prologis, Inc.	22,073,113	22,885,906
44,575	Terreno Realty Corp.	2,551,316	2,529,631

		37,064,670	37,909,631

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)

	Multi-Family Residential REITs (3.65%)
86,633	Equity Residential	$5,203,161	$5,607,754
109,608	Independence Realty Trust, Inc.	1,852,193	1,796,475
58,660	UDR, Inc.	2,425,393	2,185,672

		9,480,747	9,589,901

	Office REITs (4.44%)
55,208	BXP, Inc.	3,832,990	4,104,163
46,032	Kilroy Realty Corp.	1,925,389	1,944,852
138,227	Vornado Realty Trust	4,824,418	5,602,340

		10,582,797	11,651,355

	Other Specialized REITs (5.96%)
102,432	Iron Mountain, Inc.	9,440,425	10,441,918
159,441	VICI Properties, Inc.	4,953,595	5,199,371

		14,394,020	15,641,289

	Real Estate Services (3.46%)
30,450	Jones Lang LaSalle, Inc. [1]	8,457,930	9,082,626

	Retail REITs (8.86%)
48,697	Agree Realty Corp.	3,360,200	3,459,435
473,236	The Macerich Co.	7,596,494	8,612,895
59,520	Simon Property Group, Inc.	9,372,439	11,170,118

		20,329,133	23,242,448

	Self Storage REITs (1.75%)
122,300	Smartstop Self Storage REIT, Inc.	3,669,000	4,603,372

	Single-Family Residential REITs (3.83%)
150,170	American Homes 4 Rent, Cl A	5,158,028	4,993,152
172,251	Invitation Homes, Inc.	5,789,370	5,052,122

		10,947,398	10,045,274

	Telecom Tower REITs (6.84%)
93,327	American Tower Corp.	18,608,425	17,948,649

Total Real Estate		177,558,323	200,629,959

Total Investments (96.92%)		$217,224,015	254,352,683

Cash and Other Assets Less Liabilities (3.08%)			8,085,016

Net Assets			$262,437,699

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Health Care Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (94.76%)
Health Care (94.76%)
	Biotechnology (31.83%)
21,000	AbbVie, Inc.	$4,116,978	$4,862,340
14,000	Abivax SA, ADR [1,2]	1,168,415	1,188,600
3,500	Alnylam Pharmaceuticals, Inc. [1]	1,179,695	1,596,000
60,000	Arcellx, Inc. [1]	2,374,307	4,926,000
12,500	argenx SE, ADR [1,2]	2,859,093	9,219,500
5,600	Ascendis Pharma AS, ADR [1,2]	980,180	1,113,336
4,500	BioNTech SE, ADR [1,2]	496,491	443,790
17,500	Cidara Therapeutics, Inc. [1]	1,378,370	1,675,800
24,500	Cytokinetics, Inc. [1]	1,267,618	1,346,520
24,000	Gilead Sciences, Inc.	2,679,643	2,664,000
38,200	Insmed, Inc. [1]	2,762,308	5,501,182
25,000	Ionis Pharmaceuticals, Inc. [1]	1,206,925	1,635,500
7,000	Kymera Therapeutics, Inc. [1]	328,263	396,200
2,600	Madrigal Pharmaceuticals, Inc. [1]	1,022,301	1,192,516
5,000	Merus NV [1,2]	334,319	470,750
105,000	Roivant Sciences Ltd. [1,2]	1,407,457	1,588,650
5,200	Vertex Pharmaceuticals, Incorporated [1]	1,246,704	2,036,528
30,000	Xenon Pharmaceuticals, Inc. [1,2]	917,389	1,204,500

		27,726,456	43,061,712

	Health Care Distributors (3.03%)
5,300	McKesson Corp.	3,347,960	4,094,462

	Health Care Equipment (23.99%)
70,000	Boston Scientific Corp. [1]	3,602,489	6,834,100
7,500	DexCom, Inc. [1]	823,467	504,675
28,600	Edwards Lifesciences Corp. [1]	2,216,152	2,224,222
6,000	IDEXX Laboratories, Inc. [1]	2,349,369	3,833,340
5,700	Insulet Corp. [1]	1,691,692	1,759,761
10,700	Intuitive Surgical, Inc. [1]	2,241,838	4,785,361
16,500	Masimo Corp. [1]	2,612,120	2,434,575
13,500	Penumbra, Inc. [1]	3,741,410	3,419,820
18,000	Stryker Corp.	5,153,712	6,654,060

		24,432,249	32,449,914

	Health Care Facilities (2.17%)
17,500	Encompass Health Corp.	1,870,305	2,222,850
3,500	Tenet Healthcare Corp. [1]	670,505	710,640

		2,540,810	2,933,490

	Health Care Services (4.10%)
13,000	CVS Health Corp.	968,024	980,070
60,000	RadNet, Inc. [1]	2,871,501	4,572,600

		3,839,525	5,552,670

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)

	Health Care Technology (2.14%)
27,000	Doximity, Inc., Cl A [1]	$1,544,878	$1,975,050
27,512	HeartFlow, Inc. [1]	522,728	926,054

		2,067,606	2,901,104

	Life Sciences Tools & Services (10.51%)
17,000	Danaher Corp.	3,615,387	3,370,420
10,000	Exact Sciences Corp. [1,3]	534,623	547,100
3,500	Mettler-Toledo International, Inc. [1]	3,777,592	4,296,635
3,500	Natera, Inc. [1,3]	206,290	563,395
9,000	Thermo Fisher Scientific, Inc.	3,810,387	4,365,180
4,100	West Pharmaceutical Services, Inc.	1,098,966	1,075,553

		13,043,245	14,218,283

	Managed Health Care (1.76%)
9,500	HealthEquity, Inc. [1]	882,212	900,315
4,300	UnitedHealth Group, Incorporated	1,497,684	1,484,790

		2,379,896	2,385,105

	Pharmaceuticals (15.23%)
62,000	AstraZeneca PLC, ADR [2]	4,248,229	4,756,640
16,400	Eli Lilly & Co.	3,464,743	12,513,200
110,000	Teva Pharmaceutical Industries Ltd., ADR [1,2]	1,985,218	2,222,000
4,000	UCB SA (Belgium) [2,4]	864,207	1,116,540

		10,562,397	20,608,380

Total Investments (94.76%)		$89,940,144	128,205,120

Cash and Other Assets Less Liabilities (5.24%)			7,084,905

Net Assets			$135,290,025

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron FinTech Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (98.48%)
Consumer Discretionary (4.38%)
	Broadline Retail (4.38%)
1,330	MercadoLibre, Inc. [1],2	$1,958,953	$3,108,130

Financials (71.19%)
	Asset Management & Custody Banks (5.13%)
1,100	Blackrock, Inc.	810,567	1,282,457
18,200	KKR & Co., Inc.	2,061,144	2,365,090

		2,871,711	3,647,547

	Consumer Finance (1.20%)
4,000	Capital One Financial Corp.	892,395	850,320

	Diversified Banks (2.93%)
130,000	NU Holdings Ltd., Cl A [1,2]	1,062,143	2,081,300

	Diversified Financial Services (2.91%)
15,500	Apollo Global Management, Inc.	1,105,830	2,065,685

	Financial Exchanges & Data (18.01%)
7,000	CME Group, Inc.	1,560,980	1,891,330
3,000	FactSet Research Systems, Inc.	1,238,688	859,470
4,000	Moody’s Corp.	1,417,488	1,905,920
5,200	Morningstar, Inc.	1,144,884	1,206,452
3,300	MSCI, Inc.	1,437,141	1,872,453
6,300	S&P Global, Inc.	2,470,145	3,066,273
18,000	Tradeweb Markets, Inc., Cl A	1,466,107	1,997,640

		10,735,433	12,799,538

	Insurance Brokers (1.59%)
18,195	Accelerant Holdings, Cl A [1,2]	382,095	270,924
10,000	Baldwin Insurance Group, Inc. Cl A [1]	287,122	282,100
8,450	Neptune Insurance Holdings, Inc., Cl A [1]	169,000	169,000
15,000	TWFG, Inc. [1]	259,710	411,600

		1,097,927	1,133,624

	Investment Banking & Brokerage (17.56%)
10,000	Houlihan Lokey, Inc.	746,412	2,053,200
42,000	Interactive Brokers Group, Inc., Cl A	906,410	2,890,020
8,000	LPL Financial Holdings, Inc.	1,661,709	2,661,520
21,000	Robinhood Markets, Inc., Cl A [1]	1,011,517	3,006,780
19,500	The Charles Schwab Corp.	1,519,059	1,861,665

		5,845,107	12,473,185
	Life & Health Insurance (1.09%)
2,800	Primerica, Inc.	728,583	777,252

	Property & Casualty Insurance (5.68%)
14,000	Arch Capital Group Ltd. [1,2]	1,139,095	1,270,220
22,904	Ategrity Specialty Holdings LLC [1]	391,331	452,812
1,600	Kinsale Capital Group, Inc.	270,056	680,416
6,600	The Progressive Corp.	757,043	1,629,870

		2,557,525	4,033,318

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)

	Transaction & Payment Processing Services (15.09%)
13,000	Block, Inc. [1]	$2,253,183	$939,510
5,000	Fiserv, Inc. [1]	500,386	644,650
6,000	Jack Henry & Associates, Inc.	999,875	893,580
5,750	Mastercard, Incorporated, Cl A	1,969,959	3,270,657
9,500	Visa, Inc., Cl A	1,987,631	3,243,110
124,000	Wise PLC, Cl A (United Kingdom) [1,2,3]	1,430,338	1,728,597

		9,141,372	10,720,104

Total Financials		36,038,026	50,581,873

Industrials (4.64%)
	Research & Consulting Services (4.64%)
3,500	Equifax, Inc.	791,091	897,855
10,000	TransUnion	965,895	837,800
6,200	Verisk Analytics, Inc.	1,183,525	1,559,362

Total Industrials		2,940,511	3,295,017

Information Technology (17.26%)
	Application Software (14.75%)
31,000	Alkami Technology, Inc. [1]	806,828	770,040
3,000	Bill Holdings, Inc. [1]	318,719	158,910
28,000	Clearwater Analytics Holdings, Inc., Cl A [1]	657,560	504,560
1,300	Fair Isaac Corp. [1]	561,914	1,945,489
12,700	Guidewire Software, Inc. [1]	1,409,878	2,919,222
16,500	Intapp, Inc. [1]	733,970	674,850
4,000	Intuit, Inc.	1,455,968	2,731,640
7,700	ServiceTitan, Inc., Cl A [1]	671,737	776,391

		6,616,574	10,481,102

	Internet Services & Infrastructure (2.51%)
12,000	Shopify, Inc., Cl A [1,2]	1,691,746	1,783,320

Total Information Technology		8,308,320	12,264,422

Real Estate (1.01%)
	Real Estate Services (1.01%)
8,500	CoStar Group, Inc. [1]	725,095	717,145

Total Investments (98.48%)		$49,970,905	69,966,587

Cash and Other Assets Less Liabilities (1.52%)			1,083,013

Net Assets			$71,049,600

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron India Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (97.02%)
Communication Services (8.31%)
	Integrated Telecommunication Services (0.73%)
8,611	Tata Communications Ltd. [3]	$166,553	$156,521

	Movies & Entertainment (0.18%)
5,854	Tips Music Ltd. [3]	31,149	38,780

	Wireless Telecommunication Services (7.40%)
100,226	Bharti Airtel Ltd. PP [3]	1,371,672	1,589,067

Total Communication Services		1,569,374	1,784,368

Consumer Discretionary (11.51%)
	Apparel Retail (2.18%)
8,912	Trent Ltd. [3]	428,391	469,159

	Apparel, Accessories & Luxury Goods (0.65%)
3,677	Titan Co. Ltd. [3]	135,284	139,408

	Automobile Manufacturers (2.96%)
16,477	Mahindra & Mahindra Ltd. [3]	556,402	635,923

	Consumer Electronics (0.98%)
1,147	Dixon Technologies India Ltd. [3]	180,029	210,817

	Restaurants (4.74%)
277,269	Eternal Ltd. [1,3]	743,257	1,017,892

Total Consumer Discretionary		2,043,363	2,473,199

Consumer Staples (3.90%)
	Packaged Foods & Meats (2.02%)
34,035	Tata Consumer Products Ltd. [3]	413,597	433,038

	Personal Care Products (1.88%)
30,776	Godrej Consumer Products Ltd. [3]	423,178	404,390

Total Consumer Staples		836,775	837,428

Energy (4.49%)
	Oil & Gas Refining & Marketing (4.49%)
62,819	Reliance Industries Limited [3]	1,029,513	964,887

Financials (28.41%)
	Asset Management & Custody Banks (0.82%)
15,242	360 ONE WAM Ltd. [3]	155,341	175,584

	Consumer Finance (8.04%)
93,493	Bajaj Finance Limited [3]	874,041	1,051,935
37,276	Cholamandalam Investment & Finance Co. Ltd. [3]	625,564	675,462

		1,499,605	1,727,397
	Diversified Banks (13.41%)
95,789	HDFC Bank Ltd. [3]	1,017,785	1,026,542
88,847	ICICI Bank Ltd. [3]	1,387,562	1,346,498
22,688	Kotak Mahindra Bank Ltd. [3]	513,799	508,694

		2,919,146	2,881,734

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Diversified Financial Services (2.87%)
23,662	Bajaj Finserv Ltd. [3]	$521,758	$534,607
24,915	Jio Financial Services Ltd. [3]	71,229	82,146

		592,987	616,753
	Investment Banking & Brokerage (0.75%)
2,286	Nuvama Wealth Management Ltd. [3]	165,092	162,248

	Life & Health Insurance (2.52%)
26,784	SBI Life Insurance Company Limited, 144A [3]	524,754	540,448

Total Financials		5,856,925	6,104,164

Health Care (10.58%)
	Health Care Facilities (10.58%)
99,377	Aster DM Healthcare Ltd., 144A [3]	582,142	702,719
45,743	HealthCare Global Enterprises Ltd. [1]	308,372	331,421
98,625	Max Healthcare Institute Ltd.	1,259,164	1,238,189

Total Health Care		2,149,678	2,272,329

Industrials (16.90%)
	Aerospace & Defense (3.30%)
155,727	Bharat Electronics Ltd. [3]	671,685	708,844

	Construction & Engineering (0.85%)
143,191	GMR Power & Urban Infra Ltd. [1,3]	177,981	182,845

	Construction & Machinery & Heavy Trucks (1.73%)
8,396	Cummins India Ltd. [3]	339,737	371,546

	Electrical Components & Equipment (3.00%)
312,541	Precision Wires India Ltd. [3]	625,812	645,700

	Heavy Electrical Equipment (1.42%)
7,881	Siemens Energy India Ltd. [1,2,3]	301,773	305,994

	Industrial Machinery & Supplies & Components (2.46%)
16,551	Kirloskar Oil Engines Ltd. [3]	156,237	171,234
14,549	Shaily Engineering Plastics Ltd. [3]	266,288	356,592

		422,525	527,826

	Passenger Airlines (4.14%)
14,138	InterGlobe Aviation Ltd., 144A [3]	798,502	888,809

Total Industrials		3,338,015	3,631,564

Information Technology (9.17%)
	Communications Equipment (0.99%)
19,225	Astra Microwave Products Ltd. [3]	225,116	213,248

	Electronic Components (3.12%)
22,242	Centum Electronics Ltd. [3]	586,283	669,642
	Electronic Manufacturing Services (2.01%)
5,436	Kaynes Technology India Ltd. [1,3]	332,038	432,350

	IT Consulting & Other Services (3.05%)
9,636	Coforge Ltd. [3]	187,596	172,844
14,798	Tata Consultancy Services Ltd. [3]	645,701	481,664

		833,297	654,508

Total Information Technology		1,976,734	1,969,748

See Notes to Portfolios of Investments.

Baron India Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (continued)
Materials (0.80%)
	Commodity Chemicals (0.38%)
106,491	DCW Ltd. [3]	$95,693	$81,514

	Diversified Chemicals (0.42%)
2,825	SRF Ltd. [3]	90,968	89,815

Total Materials		186,661	171,329

Real Estate (0.67%)
	Real Estate Development (0.67%)
6,481	Godrej Properties Ltd. [1,3]	149,075	143,822

Utilities (2.28%)
	Electric Utilities (2.28%)
155,206	Power Grid Corp. of India Ltd. [3]	547,583	489,665

Total Investments (97.02%)		$19,683,696	20,842,503

Cash and Other Assets Less Liabilities (2.98%)			640,984

Net Assets			$21,483,487

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/ classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the market value of Rule 144A securities amounted to $2,131,976 or 9.92% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Technology Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (100.11%)
Communication Services (6.80%)
	Advertising (1.96%)
41,328	The Trade Desk, Inc., Cl A [1]	$2,999,838	$2,025,485

	Movies & Entertainment (4.84%)
7,145	Spotify Technology SA [1,2]	2,211,215	4,987,210

Total Communication Services		5,211,053	7,012,695

Consumer Discretionary (18.47%)
	Automobile Manufacturers (5.18%)
12,023	Tesla, Inc. [1]	3,154,483	5,346,868

	Broadline Retail (7.00%)
32,902	Amazon.com, Inc. [1]	6,025,435	7,224,292

	Casinos & Gaming (0.72%)
19,926	DraftKings, Inc., Cl A [1]	641,239	745,232

	Education Services (2.67%)
8,565	Duolingo, Inc. [1]	2,573,171	2,756,560

	Restaurants (2.90%)
814,326	Eternal Ltd. (India)[1,2,4]	2,455,025	2,989,500

Total Consumer Discretionary		14,849,353	19,062,452

Consumer Staples (0.95%)
	Personal Care Products (0.95%)
15,772	Oddity Tech Ltd., Cl A [1,2]	803,860	982,596

Health Care (1.56%)
	Health Care Services (1.22%)
25,598	Hinge Health, Inc., Cl A [1]	857,771	1,256,350

	Health Care Technology (0.34%)
10,476	HeartFlow, Inc. [1]	199,044	352,622

Total Health Care		1,056,815	1,608,972

Industrials (2.88%)
	Aerospace & Defense (0.80%)
1,146	Axon Enterprise, Inc. [1]	373,645	822,415

	Building Products (1.05%)
11,532	AAON, Inc.	948,085	1,077,550

	Construction & Engineering (1.03%)
2,573	Quanta Services, Inc.	753,826	1,066,303

Total Industrials		2,075,556	2,966,268

Information Technology (67.35%)
	Application Software (7.34%)
6,343	Atlassian Corp., Cl A [1,2]	1,410,347	1,012,977
4,430	Guidewire Software, Inc. [1]	700,148	1,018,280
22,483	Intapp, Inc. [1]	1,063,559	919,555
57,358	Samsara, Inc., Cl A [1]	2,284,773	2,136,585
1,019	ServiceNow, Inc. [1,3]	805,758	937,765
5,073	ServiceTitan, Inc., Cl A [1]	485,912	511,511
1,180	Synopsys, Inc. [1]	545,334	582,200
9,353	Via Transportation, Inc., Cl A [1]	430,238	449,692

		7,726,069	7,568,565
	Communications Equipment (2.98%)
7,084	Arista Networks, Inc. [1]	1,074,819	1,032,210
12,582	Lumentum Holdings, Inc. [1]	2,024,423	2,047,217

		3,099,242	3,079,427
	Electric Equipment (1.27%)
33,227	PAR Technology Corp. [1]	1,851,182	1,315,125

	Electronic Components (1.98%)
18,994	Coherent Corp. [1]	1,863,139	2,046,034

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Internet Services & Infrastructure (2.97%)
43,546	GDS Holdings Ltd., ADR [1,2]	$$883,028	$	$ 1,685,230
9,280	Shopify, Inc., Cl A [1,2]	645,590		1,379,101

		1,528,618		3,064,331
	IT Consulting & Other Services (1.13%)
4,438	Gartner, Inc. [1]	1,097,331		1,166,617

	Semiconductor Materials & Equipment (4.19%)
55,862	HPSP Co. Ltd. (Korea, Republic of) [2,4]	1,142,988		1,344,895
13,529	Lam Research Corp.	1,095,938		1,811,533
3,642	Nova Ltd. [1,2]	714,829		1,164,202

		2,953,755		4,320,630
	Semiconductors (33.13%)
28,686	Broadcom, Inc.	5,268,487		9,463,798
10,082	eMemory Technology, Inc. (Taiwan) [2,4]	778,361		670,795
391,539	indie Semiconductor, Inc., Cl A [1]	1,577,976		1,593,564
1,229	Monolithic Power Systems, Inc.	731,853		1,131,466
78,100	NVIDIA Corp.	8,097,215		14,571,898
7,884	Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) [2,4]	161,540		342,464
22,948	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	4,016,981		6,409,147

		20,632,413		34,183,132
	Systems Software (10.13%)
6,569	Cloudflare, Inc., Cl A [1,3]	567,245		1,409,642
7,610	Datadog, Inc., Cl A [1,3]	875,810		1,083,664
8,894	Microsoft Corporation	3,539,613		4,606,647
11,018	Netskope, Inc., Cl A [1]	209,342		250,439
5,077	Snowflake, Inc., Cl A [1,3]	923,909		1,145,117
6,546	Zscaler, Inc. [1]	1,323,559		1,961,575

		7,439,478		10,457,084
	Technology Hardware, Storage & Peripherals (2.23%)
9,030	Apple, Inc.	1,692,490		2,299,309

Total Information Technology		49,883,717		69,500,254

Real Estate (2.10%)
	Real Estate Services (2.10%)
14,588	CoStar Group, Inc. [1]	1,180,931		1,230,790
12,150	Zillow Group, Inc., Cl C [1]	1,081,447		936,157

Total Real Estate		2,262,378		2,166,947

Total Investments (100.11%)		$76,142,732		103,300,184

Liabilities Less Cash and Other Assets (-0.11%)				(110,270)

Net Assets				$103,189,914

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/ classifications are not supported by S&P or MSCI (unaudited).

[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Select Funds	September 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 12 series (individually, a Fund and collectively, the Funds): Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund (formerly, Baron Global Advantage Fund), Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron India Fund, and Baron Technology Fund. Baron WealthBuilder Fund is presented in a separate report.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

The investment goals of the Funds are as follows:

Baron Partners Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. growth companies. The Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investments increases both investment opportunity and investment risk.

Baron Focused Growth Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. small- and mid-sized growth companies.

Baron International Growth Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in non-U.S. growth companies.

Baron Real Estate Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in U.S. and non-U.S. real estate and real estate-related companies.

Baron Emerging Markets Fund is a diversified fund that seeks capital appreciation through investments primarily in growth companies in developing countries.

Baron Global Opportunity Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities of established and emerging markets companies located throughout the world.

Baron Real Estate Income Fund is a non-diversified fund that seeks both capital appreciation and current income through investments primarily in real estate income-producing securities and other real estate securities.

Baron Health Care Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities engaged in research, development, production, sale, delivery or distribution of products and services related to the health care industry.

Baron FinTech Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities that develop, use, or rely on innovative technologies or services, in a significant way, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management.

Baron India Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities located in India.

Baron Technology Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities of U.S. and non-U.S. technology companies, selected for their durable growth potential from the development, advancement, and use of technology.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets of the Fund represented by such class, less all liabilities, by the total number of Fund shares of such class outstanding.

Baron Select Funds	September 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (CONTINUED)

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board).The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments and foreign currency translations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

d) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at September 30, 2025.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

There were no repurchase agreements at September 30, 2025.

Baron Select Funds	September 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (CONTINUED)

f) Russia and Ukraine Risk. Certain Funds invested in securities and instruments that are economically tied to Russia. Due to the uncertainty of the geopolitical tension in Russia/Ukraine, investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the U.S. and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

3. RESTRICTED SECURITIES

At September 30, 2025, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e-4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

At September 30, 2025, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
StubHub Holdings, Inc.*	12/22/2021	$16,639,015
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	533,926,240
X.AI Holdings Corp.	5/4/2022	60,899,966
Private Convertible Preferred Stocks
Northvolt AB	5/19/2021	0
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/19/2025	1,032,257,680

Total Restricted Securities:		$1,643,722,901

(Cost $228,013,119)† (20.23% of Net Assets)
	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$213,820,868
Private Preferred Stocks
Neuralink Corp.	5/30/2025	5,000,005
Space Exploration Technologies Corp.	11/15/2017-11/29/2023	111,753,680
X.AI Holdings Corp.	6/11/2024	61,086,020

Total Restricted Securities:		391,660,573

(Cost $124,949,840)† (13.93% of Net Assets)
	Baron International Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	1/24/2017-10/29/2021	$341
Warrants
Constellation Software, Inc. Exp. 3/31/2040	8/23/2023	0

Total Restricted Securities:		$341

(Cost $1,650,983)† (0.00%^ of Net Assets)

†	See Portfolios of Investments for cost of individual securities.
^	Rounds to less than 0.01%.
*	StubHub Holdings, Inc. went public via an initial public offering on September 17, 2025. The publicly traded shares are subject to a lock-up period, expiring on March 16, 2026.

Baron Select Funds	September 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. RESTRICTED SECURITIES (CONTINUED)

	Baron Emerging Markets Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	2/11/2016	$12,536
Private Common Stocks
Pine Labs Limited	5/17/2021	43,271,076
Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	70,906

Total Restricted Securities:		$43,354,518

(Cost $154,206,655)† (1.17% of Net Assets)
	Baron Global Opportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020 – 9/15/2021	$557,555
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	69,404,560
Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	42,547
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	461,004

Total Restricted Securities:		$70,465,666

(Cost $69,264,695)† (10.58% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Select Funds	September 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$7,024,617,448	$—	$—	$7,024,617,448
Private Common Stocks†	—	—	594,826,206	594,826,206
Private Convertible Preferred Stocks	—	—	0	—
Private Preferred Stocks	—	—	1,032,257,680	1,032,257,680

Total Investments	$7,024,617,448	$—	$1,627,083,886	$8,651,701,334

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,401,837,728	$—	$—	$2,401,837,728
Private Common Stocks	—	—	213,820,868	213,820,868
Private Preferred Stocks†	—	—	177,839,705	177,839,705

Total Investments	$2,401,837,728	$—	$391,660,573	$2,793,498,301

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)[1]	Total
Common Stocks†	$119,076,044	$241,042,802	$341	$360,119,187
Warrants	—	—	—	—

Total Investments	$119,076,044	$241,042,802	$341	$360,119,187

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,306,259,525	$10,827,917	$—	$2,317,087,442

Total Investments	$2,306,259,525	$10,827,917	$—	$2,317,087,442

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$992,320,799	$2,707,349,364	$12,536	$3,699,682,699
Private Common Stocks	—	—	43,271,076	43,271,076
Private Convertible Preferred Stocks	—	—	70,906	70,906
Warrants	12,066	—	—	12,066

Total Investments	$992,332,865	$2,707,349,364	$43,354,518	$3,743,036,747

†	See Portfolios of Investments for additional detailed categorizations.
[1]

The reconciliation between beginning and ending balances of Level 3 investments in which significant unobservable valuation inputs were used in determining fair value is not presented as Level 3 assets were not significant for the Fund.

Baron Select Funds	September 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Funds’ investments carried at fair value:

	Baron Global Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$495,018,988	$93,029,567	$—	$588,048,555
Private Common Stocks†	—	—	69,962,115	69,962,115
Private Convertible Preferred Stocks	—	—	42,547	42,547
Private Preferred Stocks	—	—	461,004	461,004
Warrants†	476,591	—	—	476,591

Total Investments	$495,495,579	$93,029,567	$70,465,666	$658,990,812

	Baron Real Estate Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$251,412,470	$2,940,213	$—	$254,352,683

Total Investments	$251,412,470	$2,940,213	$—	$254,352,683

	Baron Health Care Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$127,088,580	$1,116,540	$—	$128,205,120

Total Investments	$127,088,580	$1,116,540	$—	$128,205,120

	Baron FinTech Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$68,237,990	$1,728,597	$—	$69,966,587

Total Investments	$68,237,990	$1,728,597	$—	$69,966,587

	Baron India Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,569,610	$19,272,893	$—	$20,842,503

Total Investments	$1,569,610	$19,272,893	$—	$20,842,503

	Baron Technology Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$97,952,530	$5,347,654	$—	$103,300,184

Total Investments	$97,952,530	$5,347,654	$—	$103,300,184

†	See Portfolios of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3		Balance as of September 30, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2025
Private Common Stocks
Communication Services	$66,607,439	$—	$—	$17,512,055	$—	$—	$—	$(23,219,528)	^	$60,899,966	$44,507,966
Industrials	465,926,200	—	—	68,000,040	—	—	—	—		533,926,240	68,000,040
Private Convertible Preferred Stocks
Unclassified*	0	—	—	—	—	—	—	—		0	—
Private Preferred Stocks
Industrials	900,790,900		—	131,466,780	—	—	—	—		1,032,257,680	131,466,780

Total	$1,433,324,539	$—	$—	$216,978,875	$—	$—	$—	$(23,219,528)		$1,627,083,886	$243,974,786

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3		Balance as of September 30, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2025
Private Common Stocks
Industrials	$142,956,900	$—	$—	$20,863,980	$49,999,988	$—	$—	$—		$213,820,868	$20,863,980
Private Preferred Stocks
Communication Services**	36,173,751	—	—	24,912,269	—	—	—	—		61,086,020	24,912,269
Health Care	—	—	—	—	5,000,005					5,000,005	—
Industrials	97,520,900	—	—	14,232,780	—	—	—	—		111,753,680	14,232,780

Total	$276,651,551	$—	$—	$60,009,029	$54,999,993	$—	$—	$—		$391,660,573	$60,009,029

	Baron Emerging Markets Fund
Investments in Securities	Balance as of December 31, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3		Balance as of September 30, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2025
Common Stocks
Russia	$9,156	—	$—	$3,380	$—	$—	$—	$—		$12,536	$3,380
Private Common Stocks
India†	41,418,963	—	(3)	1,852,116	—	—	—	—		43,271,076	1,852,116
Private Convertible Preferred Stocks
India	73,536	—	—	(2,630)	—	—	—	—		70,906	(2,630)

Total	$41,501,655	$—	$(3)	$1,852,866	$—	$—	$—	$—		$43,354,518	$1,852,866

^	StubHub Holdings Inc.’s Shares were transferred out of Level 3 upon the company’s IPO and commenced of trading on the exchange on September 17, 2025.
*	The Adviser reclassified Northvolt AB sector to Unclassified as a result of the company declaring bankruptcy and no longer having a principal business activity.
**	Sector reclassification due to X.AI Holdings Corp. merger on March 28, 2025.
†	Conversion of preference shares to private ordinary shares due to Pine Labs Limited merger as of June 6, 2025.

Baron Select Funds	September 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

	Baron Global Opportunity Fund
Investments in Securities	Balance as of December 31, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2025
Private Common Stocks
United States	$61,122,856	$—	$—	$8,839,259	$—	$—	$—	$—	$69,962,115	$8,839,259
Private Convertible Preferred Stocks
India	44,124	—	—	(1,577)	—	—	—	—	42,547	(1,577)
Private Preferred Stocks
United States	461,005	—	—	(1)	—	—	—	—	461,004	(1)

Total	$61,627,985	$—	$—	$8,837,681	$—	$—	$—	$—	$70,465,666	$8,837,681

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of September 30, 2025 were as follows:

Baron Partners Fund

Sector	Fair Value as of September 30, 2025	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2025	Range used on September 30, 2025*	Impact to Valuation from an Increase in input**
Private Common Stocks: Communication Services	$60,899,966	Observed Transaction	Observed Transaction Price	$36.56	N/A	Increase
Private Common Stocks: Industrials	$533,926,240	Observed Transaction	Observed Transaction Price	$212.00	N/A	Increase
Private Convertible Preferred Stocks: Unclassified	$0	Scenario Analysis	Scenario Probabilities Scenario A / Scenario B1	100.00% / 0.00%	N/A	N/A
Private Preferred Stocks: Industrials	$1,032,257,680	Observed Transaction	Observed Transaction Price	$2,120.00	N/A	Increase

Baron Focused Growth Fund

Sector	Fair Value as of September 30, 2025	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2025	Range used on September 30, 2025*	Impact to Valuation from an Increase in input**
Private Common Stocks: Industrials	$213,820,868	Observed Transaction	Observed Transaction Price	$212.00	N/A	Increase
Private Preferred Stocks: Communication Services	$61,086,020	Observed Transaction	Observed Transaction Price	$36.56	N/A	Increase
Private Preferred Stocks: Health Care	$5,000,005	Observed Transaction	Observed Transaction Price	$50.50	N/A	Increase
Private Preferred Stocks: Industrials	$111,753,680	Observed Transaction	Observed Transaction Price	$2,120.00	N/A	Increase

See Notes on page 26.

Baron Select Funds	September 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

Baron Emerging Markets Fund

Country	Fair Value as of September 30, 2025	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2025	Range used on September 30, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: India	$43,271,076	Combination of valuation using multiples, current value via comparable companies, scenario analysis, and option-pricing methods	Projected Company Sales (FY 2026)	$332 million	N/A	Increase
			Price /Sales Multiple	11.06x	N/A	Increase
			Change in the Composite Equity Index of Comparable Companies	(0.54)%	N/A	Increase
			Discount for Lack of Marketability	3.73%	N/A	Decrease
			Estimated Volatility of the Returns of Equity[2]	45.64%	N/A	Decrease
			Scenario Probabilities: Scenario A /Scenario B3	100.00% /0.00%	N/A	N/A
Private Convertible Preferred Stocks: India	$70,906	Recent Transaction	Rights Offering Price	INR 410.57	N/A	Increase

Baron Global Opportunity Fund

Country	Fair Value as of September 30, 2025	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2025	Range used on September 30, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: United States	$557,555	Scenario Analysis	Projected IPO Valuation	$900 million	N/A	Increase
			Probability for IPO Outcome	50.00%	N/A	Increase
			Discount in the Event of Liquidation Outcome	100.00%	N/A	Decrease
Private Common Stocks: United States	$69,404,560	Observed Transaction	Observed Transaction Price	$212.00	N/A	Increase
Private Convertible Preferred Stocks: India	$42,547	Recent Transaction	Rights Offering Price	INR 410.57	N/A	Increase
Private Preferred Stocks: United States	$461,004	Recent Offer	Bid Price	$1.00	N/A	Increase

1)	Scenario A represents total loss for equity holders, while Scenario B reflects positive equity holder value.

2)	The volatility was calculated as a simple-average of the volatilities of the individual comparable companies.

3)	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

*	N/A indicates that the range used is not applicable as unobservable inputs are disclosed at the security level.

**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.